Digital Currencies (Tables)	12 Months Ended
Dec. 31, 2022
Digital Currencies [Abstract]
Schedule of holdings of digital currencies
	As at December 31, 2022	As at December 31, 2021	As at December 31, 2020
Bitcoin	$1,842,177	$29,770,994	$4,508,042
Ethereum	958,480	3,720,992	-
	$2,800,657	$33,491,986	$4,508,042

Schedule of continuity of digital currencies
	Number of Bitcoin	Amount	Number of Ethereum	Amount	Total Amount
Balance, December 31, 2019	-	-	-	-	-
Bitcoin mined	335	$3,553,362	-	$-	$-
Bitcoin traded for cash	(181)	(1,792,071)	-	-	-
Gain on sale of bitcoin	-	62,799	-	-	-
Revaluation adjustment	-	2,683,952	-	-	-
Balance, December 31, 2020	154	$4,508,042	-	$-	$4,508,042
Bitcoin mined(2)	519	24,952,344	-	-	24,952,344
Received from sale of property, plant and equipment	24	1,347,977	63	204,318	1,552,295
Received from private placement	1	47,671	-	-	47,671
Acquisition (disposal) of digital currencies	(66)	(3,347,790)	974	3,347,034	(756)
Acquisition of property, plant and equipment	-	-	(36)	(163,942)	(163,942)
Gain on sale of digital currencies	-	235,067	-	55,881	290,948
Revaluation adjustment(1)	-	2,027,683	-	277,701	2,305,384
		$29,770,99		$3,720,99	$33,491,98
Balance, December 31, 2021	632	4	1,001	2	6
Bitcoin mined for Digihost(2)	832	24,190,059	-	-	24,190,059
Bitcoin remitted to Northern Data(2)	(380)	(10,836,179)	-	-	(10,836,179)
Received from sale of property, plant and equipment	9	345,658	-	-	345,658
Acquisition of digital currencies	100	3,932,000	-	-	3,932,000
Digital currencies paid for services	(27)	(739,024)	-	-	(739,024)
Digital currencies traded for cash	(640)	(15,747,279)	(200)	(269,001)	(16,016,280)
Digital currencies for loan repayment	(415)	(11,982,320)	-	-	(11,982,320)
Loss on sale of digital currencies	-	(11,574,330)	-	-	(11,574,330)
Revaluation adjustment(1)	-	(5,517,402)	-	(2,493,511)	(8,010,913)
Balance, December 31, 2022	111	$1,842,177	801	$958,480	$2,800,657
(1)	Digital assets held are revalued each reporting period based on the fair market value of the price of Bitcoin and Ethereum on the reporting date. As at December 31, 2022, the prices of Bitcoin and Ethereum were $16,548 (2021 - $47,117, 2020 - $29,002) and $1,197 (2021 - $3,718, 2020 - $738), respectively resulting in total revaluation loss of $8,010,913. The Company recorded $3,706,624 of the loss in other comprehensive loss, net of taxes of $1,047,759, and the remaining loss of $3,256,530 was recorded on the statement of comprehensive income.
(2)	During the year ended December 31, 2021, the Company entered into a Miner Lease Agreement and a hosting services agreement with Northern Data, NY LLC, pursuant to which the parties have agreed to split a portion of the mining rewards received and energy costs incurred for the miners put in service pursuant to these agreements. As at December 31, 2022, the Company must remit 19 Bitcoin (2021 - 62 Bitcoin) with a value of $322,099 (2021 - $2,940,412, 2020 - $0) which is presented in the current liabilities.